DEBT (Narrative) (Details)	12 Months Ended					0 Months Ended				0 Months Ended				12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jun. 28, 2013 Term Loan [Member] USD ($)	Jun. 28, 2013 ICBC Loan [Member] CNY	Dec. 31, 2013 ICBC Loan [Member] USD ($)	Dec. 31, 2013 ICBC Loan [Member] CNY	Jun. 28, 2013 ICBC Loan [Member] USD ($)	Jun. 28, 2013 ICBC Loan [Member] Standby Letters of Credit [Member] USD ($)	Jun. 28, 2013 ICBC Loan [Member] Standby Letters of Credit [Member] CNY	Jun. 28, 2013 ICBC Loan [Member] LIBOR [Member]	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] CNY	Dec. 31, 2012 Motel 168 [Member] Term Loan [Member] USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] LIBOR [Member]
Debt Disclosure [Line Items]
Credit facility, maximum borrowing capacity															$ 240,000,000
Description of variable rate basis												three-month LIBOR				one-month LIBOR
Interest rate of borrowing in addition to LIBOR												2.35%				3.90%
Total upfront fee													91,617,000
Loan period													4 years
Repayment of borrowing														123,000,000
Outstanding balance of term loan		713,337,000	747,975,000		117,000,000		117,800,000	713,300,000	117,000,000
Aggregate amount of Standby Letters of Credit										128,400,000	777,200,000
Fixed annual interest rate of Standby Letters of Credit										0.60%	0.60%
Maximum USD to RMB exchange rate when lender may require early repayment or to set other security										6.2769	6.2769
Accelerated fee amortization on early extinguishment of Term Loan	6,917,000	41,872,000	0	0
Guarantee fee related to ICBC Loan						4,300,000
Term of guarantee fee paid in advance						1 year
Weighted average interest rate for borrowings	3.47%	3.47%	4.43%